CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 42,813	$ 50,026
Restricted cash and deposits		146
Short-term bank deposits	38,000	78,042
Available-for-sale marketable securities	40,798	14,841
Trade receivables (net of allowance for doubtful accounts of $ 441 and $ 280 at December 31, 2013 and 2012 respectively)	16,908	20,236
Other receivables and prepaid expenses	8,218	6,815
Inventories	13,798	9,963
Total current assets	160,535	180,069
NON-CURRENT ASSETS:
Severance pay fund	254	213
Deferred taxes	1,602	1,525
Other assets	771	239
Total non-current assets	2,627	1,977
PROPERTY AND EQUIPMENT, NET	5,874	6,609
INTANGIBLE ASSETS, NET	9,407	12,322
GOODWILL	20,814	20,814
Total assets	199,257	221,791
CURRENT LIABILITIES:
Trade payables	3,191	4,809
Employees and payroll accruals	6,129	8,182
Deferred revenues	12,504	13,829
Liability related to settlement of OCS grants (See note 11a)		15,886
Other payables and accrued expenses	4,777	5,765
Total current liabilities	26,601	48,471
LONG-TERM LIABILITIES:
Deferred revenues	2,447	3,945
Accrued severance pay	282	254
Total long-term liabilities	2,729	4,199
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2013 and 2012; Issued and outstanding: 32,877,118 and 32,547,151 shares at December 31, 2013 and 2012, respectively	774	761
Additional paid-in capital	242,629	233,985
Accumulated other comprehensive income	366	1,760
Accumulated deficit	(73,842)	(67,385)
Total shareholders' equity	169,927	169,121
Total liabilities and shareholders' equity	$ 199,257	$ 221,791